GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Notes and other explanatory information [abstract]
Office, banking, travel, and overheads	$ 470,821	$ 1,960,696	$ 1,929,385	$ 1,158,975
Professional services	59,701	585,342	456,532	767,050
Salaries and benefits	906,831	3,919,839	3,466,319	2,057,225
Total	$ 1,437,353	$ 6,465,877	$ 5,852,236	$ 3,983,250